UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3003
                                   ------------


                         AXP TAX-FREE MONEY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


     200 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:    6/30
                         --------------

Item 1. Reports to Shareholders.

AXP(R)
    Tax-Free
        Money
           Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   June 30, 2003

AXP Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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

Table of Contents

Fund Snapshot                               3

Questions & Answers
   with Portfolio Management                4

Investments in Securities                   7

Financial Statements                       11

Notes to Financial Statements              14

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2   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF JUNE 30, 2003

PORTFOLIO MANAGER

Portfolio manager                                  Jerri I. Cohen, CFA*
Since                                                             12/02
Years in industry                                                    22

* The Fund is managed by a team of portfolio managers led by Jerri Cohen.

FUND OBJECTIVE

For investors seeking a level of current income exempt from federal income tax consistent with liquidity and stability of principal.

Inception date                                                   8/5/80

Ticker symbol                                                     ITFXX

Total net assets                                         $188.5 million

Number of holdings                                                   55

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT  INT.  LONG
  X                 HIGH
                    MEDIUM    QUALITY
                    LOW

TOP TEN STATES

Percentage of portfolio assets

Texas                                   9.8%
Georgia                                 8.2
Illinois                                8.1
Indiana                                 7.5
Virginia                                7.3
Missouri                                6.0
New Hampshire                           4.6
North Carolina                          4.6
Minnesota                               4.3
Florida                                 4.1

SECTOR COMPOSITION

Percentage of portfolio assets

Municipal notes                       100.0%

Certain income may be subject to the alternative minimum tax or state or local tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund holdings are subject to change.

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3   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers
           WITH PORTFOLIO MANAGEMENT

     Since February 2003, this Fund has been managed by a team of portfolio managers led by Jerri I. Cohen. This change was due to the Fixed Income department's move to a sector-based management approach.

Q: How did AXP Tax-Free Money Fund perform for the six-month period ended June 30, 2003?

A: For the six months ended June 30, 2003, AXP Tax-Free Money Fund gained 0.23%. The annualized simple yield and the annualized compound yield were both 0.26% for the seven-day period ended June 30, 2003.

Q:   What factors affected performance during the semiannual period?

A: The Federal Reserve Board's stimulative monetary policy reduced the income potential of money market investments. Money market yield declines over the semiannual period primarily reflected the ripple effect of the Federal Reserve Board's 50 basis point (one-half of a percentage point) interest rate cut on Nov. 6, 2002. As short-term securities matured in early 2003, the Fund reinvested the proceeds in securities with lower rates. Then, on June 25, 2003, the Federal Reserve Board cut interest rates again, this time by 25 basis points (one-quarter of a percentage point), in an effort to provide ongoing support to economic activity. The money markets had already begun pricing in such a change in monetary policy by early to mid-June. Given that 55% to 60% of the Fund's invested assets were in variable-rate debt instruments, returns declined further.

     The U.S. economy also continued to influence the money markets. As 2003 began, investors demonstrated enthusiasm for President Bush's new economic growth initiative. However, as concerns about the war with Iraq heightened and U.S. Gross Domestic Product (GDP) growth remained sluggish, the markets became very uncertain about the economic outlook. Bush's declaration of the conclusion of active military operations in Iraq toward the end of April provided the financial markets with a

(bar chart)
                                   PERFORMANCE
                  For the six-month period ended June 30, 2003
0.25%                               (bar 1)
                                     +0.23%
0.20%

0.15%

0.10%

0.05%

0.00%

(bar 1) AXP Tax-Free Money Fund

Past performance is no guarantee of future results.

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4   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> The income potential of tax-exempt money market securities remained attractive relative to comparable taxable securities.(end callout quote)

(line chart)
                   CHANGES IN FEDERAL RESERVE MONETARY POLICY
                         JUNE 30, 2002 TO JUNE 30, 2003
                            TARGET FEDERAL FUNDS RATE
2.00%

1.75%-----------------------------------|
                                        |
1.50%                                   ---------------------------------|
                                                                         |
                                                                         |
1.00%                                                                    | 1.00%


0.50%

      6/02              9/02            12/02           3/03            6/03

Source: Bloomberg

To help spur economic growth, the Federal Reserve has reduced its target Federal Funds rate from 1.75% to 1.00% over the 12 months ended June 30, 2003. This was the lowest level for short-term interest rates since 1958.

AVERAGE ANNUAL TOTAL RETURNS
as of June 30, 2003
(Inception date)                                                   (8/5/80)
                                                                     NAV
6 months*                                                           +0.23%
1 year                                                              +0.67%
5 years                                                             +2.19%
10 years                                                            +2.48%

* Not annualized.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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5   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

     degree of relief. Also, a new federal tax law enacted at the end of May was perceived by most as stimulus to the economy. Still, estimates for second quarter GDP were restrained.

     Within the tax-free money market, there was an increase in the need for short-term debt issuance, as municipalities across the country experienced budget shortfalls. At the same time, this higher supply included potentially lower quality securities, as some municipalities experienced credit downgrades during the period. Still, the income potential of tax-exempt money market securities remained attractive relative to comparable taxable securities.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: We adjusted the Fund's weighted average maturity throughout the semiannual period to prepare for seasonal events and supply/demand phenomena, such as tax time in April, high issuance in June, and the January and July reinvestment periods. The Fund began the year with a weighted average maturity of 41 days. We lengthened to 51 days toward the end of June, extending the Fund's weighted average maturity due to the new supply season and to help protect the portfolio against any additional declines in interest rates. As of June 30, 2003, approximately 60% of the Fund's invested assets were in variable-rate debt instruments and approximately 40% in fixed-rate commercial paper or notes. Throughout the period, we stayed disciplined in our commitment to purchase only high quality instruments.

Q:   How will you manage the Fund in the coming months?

A: We believe inflation will remain subdued and that interest rates will remain low. Given the Federal Reserve Board's interest rate cut on June 25th, which brought interest rates to their lowest level since 1958, we believe that the Federal Reserve Board will be reluctant to reduce rates again. We also believe that new issuance by municipalities will continue to be high. Because credit quality may continue to be of some concern, we will continue to focus on the highest quality investments while seeking competitive yields across the municipal investment spectrum. Our objective remains seeking a high level of current income exempt from federal income tax consistent with liquidity and stability of principal.

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6   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP Tax-Free Money Fund
June 30, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal notes (101.0%)
Issuer(b,d)            Annualized                Amount             Value(a)
                      yield on date            payable at
                       of purchase              maturity
Alabama (2.9%)
Jefferson County Sewer Capital Improvement
  Revenue Bonds (J.P. Morgan Chase)
  V.R. Series 2002A
   02-01-42                0.95%                $5,500,000(c)      $5,500,000

Alaska (0.3%)
Valdez Marine Terminal Refunding Revenue Bonds
  (Exxon Mobil) V.R. Series 1993B
   10-01-25                0.85                    500,000(c)         500,000

Colorado (1.1%)
State Health Facilities Authority Revenue Bonds
  Lenoir (KBC Bank) V.R. Series 2001A
   02-15-31                1.05                  2,000,000(c)       2,000,000

District of Columbia (1.5%)
District of Columbia American Psychologist Association
  Revenue Bonds (Bank of America)
  V.R. Series 2003
   03-01-28                1.05                  2,785,000(c)       2,785,000

Florida (4.1%)
Jacksonville Electric Authority
  Revenue Bonds C.P.
  Series 1993C
   07-08-03                1.10                  1,000,000          1,000,000
   07-16-03                1.05                  3,000,000          3,000,000
Orange County Health Facilities Authority
  Revenue Bonds
  (Sun Trust Bank Central Florida)
  V.R. Series 1992
   11-15-14                0.95                  3,735,000(c)       3,735,000
Total                                                               7,735,000

Georgia (8.2%)
Atlanta Downtown Development Authority
  Refunding Revenue Bonds Underground Atlanta
  (Landesbank Hessen-Thuringen Girozentrale)
  V.R. Series 2002
   10-01-16                0.97                  3,500,000(c)       3,500,000
Cobb County Development & Educational Facilities
  Authority Revenue Bonds
  Mt. Paran Christian School (Wachovia Bank)
  V.R. Series 2002
   07-01-22                1.00                  3,000,000(c)       3,000,000
De Kalb County Development Authority Revenue
  Bonds Torah Day School of Atlanta
  (Wachovia Bank) V.R. Series 2002
   06-01-22                1.00                  5,000,000(c)       5,000,000
Gwinnett County School District
  General Obligation Notes Series 2003
   12-29-03                1.09                  4,000,000          4,017,887
Total                                                              15,517,887

Illinois (8.2%)
Chicago General Obligation Limited Tender Notes
  (Bank of Montreal) V.R. Series 1997
   01-01-12                0.95                  2,800,000(c)       2,800,000
Chicago General Obligation Tender Notes
  (Landesbank Hessen-Thuringen Girozentrale)
  Series 2002
   12-04-03                1.28                  5,000,000          5,000,000
Chicago Water Revenue Bonds
  2nd Lien Chicago Water Fund (Bank One)
  V.R. Series 1999
   11-01-30                1.00                  1,600,000(c)       1,600,000
Cook County Capital Improvement                  Unlimited
  General Obligation Bonds
  V.R. Series 2002B
   11-01-31                1.09                  5,000,000(c)       5,000,000
State Unlimited General Obligation Bonds
  Series 1999
   06-01-04                0.85                  1,000,000          1,037,822
Total                                                              15,437,822

See accompanying notes to investments in securities.

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7   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Issuer(b,d)            Annualized                Amount             Value(a)
                      yield on date            payable at
                       of purchase              maturity

Indiana (7.5%)
Indianapolis Local Public Improvement Revenue Bonds
  (Marion County) Series 2003F
   08-29-03                0.98%                $4,000,000         $4,001,733
   01-08-04                0.88                  4,000,000          4,007,679
State Bond Bank Advance Funding Revenue Notes
  (AMBAC Assurance) Series 2003A
   01-27-04                1.10                  2,000,000          2,010,233
State University Revenue Bonds
  V.R. Series 2000
   11-15-20                0.95                  4,192,000(c)       4,192,000
Total                                                              14,211,645

Iowa (3.5%)
State School Cash Anticipation Revenue Notes
  (FSA Insured) Series 2003A
   06-18-04                0.85                  5,000,000          5,054,986
State School Cash Anticipation Revenue Notes
  (FSA Insured) Series 2003B
   01-30-04                1.08                  1,500,000          1,510,128
Total                                                               6,565,114

Kentucky (3.9%)
Newport League of Cities Revenue Bonds
  (U.S. Bank) V.R. Series 2002
   04-01-32                1.03                  7,400,000(c)       7,400,000

Maryland (3.3%)
State Economic Development Revenue Bonds
 CHF-College Park Maryland Economic Development
 (Wachovia Bank) V.R. Series 2000A
   06-01-32                0.95                  6,300,000(c)       6,300,000

Minnesota (4.4%)
Rochester Mayo C.P Series 2000A
   07-10-03                1.10                  3,000,000          3,000,000
Southern Minnesota Municipal Power C.P.
  Series 2003B
   07-09-03                1.00                  3,200,000          3,200,000
   08-11-03                0.85                  2,000,000          2,000,000
Total                                                               8,200,000

Mississippi (0.1%)
Jackson County Pollution Control
  Refunding Revenue Bonds
  (Chevron USA) V.R. Series 1993
   06-01-23                0.90                    100,000(c)         100,000

Missouri (6.1%)
State Health & Educational Facilities Authority
  Revenue Bonds (Washington University)
  V.R. Series 1996A
   09-01-30                0.95                  9,000,000(c)       9,000,000
State Health & Educational Facilities Authority
  Revenue Bonds St. Louis University
  V.R. Series 1999B
   10-01-24                1.05                  2,500,000(c)       2,500,000
Total                                                              11,500,000

Nebraska (1.6%)
State Public Power District C.P. Series 2003A
   08-14-03                1.00                  3,000,000          3,000,000

New Hampshire (4.6%)
State Health & Educational Facilities Authority
  Revenue Bond Brewster Academy
  (Allied Irish Bank) V.R. Series 2001
   06-01-31                1.10                  8,670,000(c)       8,670,000

New Mexico (3.2%)
Farmington Pollution Control Refunding Revenue
  Bonds Arizona Public Service (Barclays Bank)
  V.R. Series 1994A
   05-01-24                0.90                  1,000,000(c)       1,000,000
State T.R.A.N. Series 2003
   06-30-04                0.87                  5,000,000          5,055,850
Total                                                               6,055,850

New York (2.7%)
New York City Municipal Water Finance Authority
  (Westdeutshe Landesbank Girozentrale)
  C.P. Series 4
   07-17-03                1.05                  2,000,000          2,000,000
   08-12-03                0.95                  3,000,000          3,000,000
Total                                                               5,000,000

North Carolina (4.7%)
State Medical Care Community Hospital
  Revenue Bonds (Duke University)
  V.R. Series 1985B
   06-01-15                1.00                  5,500,000(c)       5,500,000
State Medical Care Community Hospital
  Revenue Bonds (Duke University)
  V.R. Series 1985C
   06-01-15                1.00                  3,300,000(c)       3,300,000
Total                                                               8,800,000

See accompanying notes to investments in securities.
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8   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Issuer(b,d)            Annualized                Amount             Value(a)
                      yield on date            payable at
                       of purchase              maturity
Pennsylvania (1.4%)
Bucks County Independent Development Authority
  Revenue Bonds SHV Real Estate
  (ABN Amro Bank) V.R. Series 1985
   07-01-15                0.95%                $2,600,000(c)      $2,600,000

South Carolina (2.6%)
State Public Service Authority C.P. Series 2003
   07-14-03                1.08                  2,205,000          2,205,000
   07-15-03                1.05                  2,701,000          2,701,000
Total                                                               4,906,000

Tennessee (2.6%)
Metropolitan Government Nashville & Davidson County
  Health & Educational Facilities
  Revenue Bonds Belmont University
  (SunTrust Bank) V.R. Series 2002
   12-01-22                1.00                  4,900,000(c)       4,900,000

Texas (9.9%)
Jefferson County Port Arthur Navigation
  Pollution Control Refunding Revenue Bonds
  (Chevron Texaco) V.R. Series 1994
   10-01-24                0.95                  1,400,000(c)       1,400,000
Lower Colorado River C.P. Series A
   09-08-03                1.05                  4,000,000          4,000,000
   09-09-03                1.05                  1,800,000          1,800,000
San Antonio Electric & Gas Systems C.P.
  Series 2002A
   07-11-03                1.08                  2,000,000          2,000,000
   08-13-03                0.95                  2,000,000          2,000,000
State T.R.A.N. Series 2002
   08-29-03                1.41                  7,500,000          7,515,967
Total                                                              18,715,967

Utah (1.6%)
Intermountain Power Agency Power Supply Service
  C.P. Series 1985B-5
   09-09-03                0.92                  3,000,000          3,000,000

Vermont (2.7%)
State Health & Education Buildings
  Finance Agency Revenue Bonds
  Fletcher Allen Health Care
  (J.P. Morgan Chase) V.R. Series 2000B
   12-01-30                0.95                  5,100,000(c)       5,100,000

Virginia (7.4%)
Chesapeake Hospital Authority Revenue Bonds
  Chesapeake General Hospital
  (SunTrust Bank) V.R. Series 2001A
   07-01-31                1.00                  7,855,000(c)       7,855,000
Williamsburg Industrial Development Authority
  Revenue Bonds Colonial Williamsburg Foundation
  (Wachovia Bank) V.R.
   11-01-35                1.00                  6,000,000(c)       6,000,000
Total                                                              13,855,000

Wisconsin (0.6%)
Milwaukee County Revenue Bonds
  Milwaukee Public Museum
  (Bank One) V.R. Series 2000
   04-01-35                1.05                  1,200,000(c)       1,200,000

Wyoming (0.4%)
Uinta County Pollution Control Refunding
  Revenue Bonds (Chevron USA)
  V.R. Series 1992
   12-01-22                0.90                    700,000(c)         700,000

Total investments in securities
(Cost: $190,255,285)(e)                                          $190,255,285

See accompanying notes to investments in securities.
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9   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

     B.A.N.     --  Bond Anticipation Note

     C.P.       --  Commercial Paper

     R.A.N.     --  Revenue Anticipation Note

     T.A.N.     --  Tax Anticipation Note

     T.R.A.N.   --  Tax & Revenue Anticipation Note

     V.R.       --  Variable Rate

     V.R.D.N.   --  Variable Rate Demand Note

(c) The Fund is entitled to receive principal amount from issuer/obligor or third party, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. However, for purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2003.

(d) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC      --  American Municipal Bond Association Corporation

     FSA        --  Financial Security Assurance

(e) Also represents the cost of securities for federal income tax purposes at June 30, 2003.

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10   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Tax-Free Money Fund

June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $190,255,285)                                             $190,255,285
Cash in bank on demand deposit                                                   2,726,267
Capital shares receivable                                                           33,309
Accrued interest receivable                                                        461,566
Receivable for investment securities sold                                          100,109
                                                                                   -------
Total assets                                                                   193,576,536
                                                                               -----------
Liabilities
Dividends payable to shareholders                                                    9,456
Payable for investment securities purchased                                      5,055,850
Accrued investment management services fee                                           5,570
Accrued distribution fee                                                             1,547
Accrued transfer agency fee                                                            132
Accrued administrative services fee                                                    464
Other accrued expenses                                                              44,080
                                                                                    ------
Total liabilities                                                                5,117,099
                                                                                 ---------
Net assets applicable to outstanding capital stock                            $188,459,437
                                                                              ============
Represented by
Capital stock -- $.01 par value (Note 1)                                      $  1,884,884
Additional paid-in capital                                                     186,598,367
Excess of distributions over net investment income                                  (5,316)
Accumulated net realized gain (loss) (Note 5)                                      (18,498)
                                                                                   -------
Total -- representing net assets applicable to outstanding capital stock      $188,459,437
                                                                              ============
Shares outstanding                                                             188,488,426
                                                                               -----------
Net asset value per share of outstanding capital stock                        $       1.00
                                                                              ------------

See accompanying notes to financial statements.

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11   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP Tax-Free Money Fund

Six months ended June 30, 2003 (Unaudited)
Investment income
Income:
Interest                                                                        $1,165,575
                                                                                ----------
Expenses (Note 2):
Investment management services fee                                                 356,614
Distribution fee                                                                    99,059
Transfer agency fee                                                                 92,763
Administrative services fees and expenses                                           31,526
Compensation of board members                                                        3,483
Custodian fees                                                                      12,127
Printing and postage                                                                43,600
Registration fees                                                                   47,169
Audit fees                                                                          11,250
Other                                                                                2,499
                                                                                     -----
Total expenses                                                                     700,090
   Earnings credits on cash balances (Note 2)                                       (3,633)
                                                                                    ------
Total net expenses                                                                 696,457
                                                                                   -------
Investment income (loss) -- net                                                    469,118
                                                                                   -------
Net increase (decrease) in net assets resulting from operations                 $  469,118
                                                                                ==========

See accompanying notes to financial statements.

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12   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Tax-Free Money Fund
                                                                                       June 30, 2003        Dec. 31, 2002
                                                                                     Six months ended        Year ended
                                                                                        (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                     $     469,118        $   1,794,118
Net realized gain (loss) on security transactions                                              --              (18,331)
                                                                                          -------            ---------
Net increase (decrease) in net assets resulting from operations                           469,118            1,775,787
                                                                                          -------            ---------
Distributions to shareholders from:
   Net investment income                                                                 (474,434)          (1,794,164)
                                                                                         --------           ----------
Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                                                         128,445,409          360,335,282
Net asset value of shares issued in reinvestment of distributions                         507,258            1,772,804
Payments for redemptions of shares                                                   (147,959,175)        (361,718,572)
                                                                                     ------------         ------------
Increase (decrease) in net assets from capital share transactions                     (19,006,508)             389,514
                                                                                      -----------              -------
Total increase (decrease) in net assets                                               (19,011,824)             371,137
Net assets at beginning of period                                                     207,471,261          207,100,124
                                                                                      -----------          -----------
Net assets at end of period                                                         $ 188,459,437        $ 207,471,261
                                                                                    =============        =============

See accompanying notes to financial statements.

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13   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Tax-Free Money Fund
(Unaudited as to June 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Free Money Series, Inc. and is registered under the Investment Company Act of 1940 (as amended), as a diversified, open-end management investment company. AXP Tax-Free Money Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative

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14   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT
service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $22 per shareholder account for this service.

In addition, there is an annual closed-account fee of $5.00 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at annual rate of $24 per shareholder account.

Effective Jan. 1, 2003, the Fund has an agreement with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets.

During the six months ended June 30, 2003, the Fund's custodian and transfer agency fees were reduced by $3,633 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $276,346,594 and $293,312,000 respectively, for the six months ended June 30, 2003. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended June 30, 2003.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $18,498 as of Dec. 31, 2002 that will expire in 2008 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expired.

--------------------------------------------------------------------------------
15   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                                2003(e)     2002       2001       2000     1999
Net asset value, beginning of period                                       $1.00       $1.00      $1.00      $1.00    $1.00
Income from investment operations:
Net investment income (loss)                                                  --         .01        .02        .03      .03
Less distributions:
Dividends from net investment income                                          --        (.01)      (.02)      (.03)    (.03)
Net asset value, end of period                                             $1.00       $1.00      $1.00      $1.00    $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                     $188        $207       $207       $227     $206
Ratio of expenses to average daily net assets(b)                            .71%(c)     .59%       .59%       .59%     .59%
Ratio of net investment income (loss) to average daily net assets           .47%(c)     .89%      2.17%      3.45%    2.64%
Total return                                                                .23%(d)     .89%      2.21%      3.50%    2.68%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Not annualized.

(e)  Six months ended June 30, 2003 (Unaudited).

--------------------------------------------------------------------------------
16   --   AXP TAX-FREE MONEY FUND   --   2003 SEMIANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's next published Statement of Additional Information (SAI) which will be available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com/funds; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. Code of Ethics. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 3. Audit Committee Financial Expert. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 4. Principal Accountant Fees and Services. Not applicable pursuant to SEC Release No. IC-25915 (January 28, 2003).

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.

           (a) Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

           (b) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Tax-Free Money Series,  Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Aug. 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Aug. 27, 2003


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          Aug. 27, 2003